Staff expenses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) award	Dec. 31, 2016 EUR (€) award	Dec. 31, 2015 EUR (€) award	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements	€ 69,000,000	€ 69,000,000	€ 63,000,000
Expense related in cash settled share based payment arrangements	€ 5,000,000	€ 6,000,000	€ 13,000,000
Option rights valid period (years)	10
Total options outstanding	15,141,980	25,574,912	37,311,131	52,559,607
Weighted average share price, exercise for options exercised	€ 13.81	€ 10.43	€ 13.62
Aggregate intrinsic value of options outstanding and exercisable	59,000,000	64,000,000	68,000,000
Cash received from stock option exercise	€ 10,000,000	€ 7,000,000	€ 16,000,000
Share awards related in equity settled share based payment arrangements | award	6,416,705	7,294,633	7,485,634
Share awards related in cash settled share based payment arrangements | award	805,574	1,088,330	1,251,380
Unrecognised compensation cost related to share awards amount	€ 37,000,000	€ 41,000,000	€ 45,000,000
Costs expected to be recognised over weighted average period	1 year 4 months 24 days	1 year 4 months 24 days	1 year 4 months 24 days
Executive board of ING Groep N.V. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	54,768	61,532	0
Management board of ING Bank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	104,449	170,749	106,013
Senior management and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted	4,846,903	6,590,039	6,088,240
Description of share based payment arrangement	In 2017, 54,768 share awards (2016 61,532; 2015 nil) were granted to the members of the Executive Board of ING Groep N.V., 104,449 share awards (2016 170,749; 2015 106,013) were granted to the Management Board Banking. To senior management and other employees 4,846,903 share awards (2016 6,590,039; 2015 6,088,240) were granted.
Equity settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options outstanding	10,156,219	16,861,694	27,657,794
Cash settled share based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options outstanding	4,985,761	8,713,218	9,653,337